Segments of Business and Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Sales by segment of business
Total	$ 17,558	$ 17,052	$ 16,475	$ 16,139	$ 16,255	$ 16,005	$ 16,597	$ 16,173	$ 67,224	$ 65,030	$ 61,587
United States [Member]
Sales by segment of business
Total									29,830	28,908	29,450
Consumer [Member]
Sales by segment of business
Total									14,447	14,883	14,590
Total	3,652	3,581	3,619	3,595	3,668	3,740	3,793	3,682
Consumer [Member] | United States [Member]
Sales by segment of business
Total									5,046	5,151	5,519
Consumer [Member] | International [Member]
Sales by segment of business
Total									9,401	9,732	9,071
Pharmaceutical [Member]
Sales by segment of business
Total									25,351	24,368	22,396
Total	6,525	6,402	6,291	6,133	6,094	5,982	6,233	6,059
Pharmaceutical [Member] | United States [Member]
Sales by segment of business
Total									12,421	12,386	12,519
Pharmaceutical [Member] | International [Member]
Sales by segment of business
Total									12,930	11,982	9,877
Medical Devices and Diagnostics [Member]
Sales by segment of business
Total									27,426	25,779	24,601
Total	7,381	7,069	6,565	6,411	6,493	6,283	6,571	6,432
Medical Devices and Diagnostics [Member] | United States [Member]
Sales by segment of business
Total									12,363	11,371	11,412
Medical Devices and Diagnostics [Member] | International [Member]
Sales by segment of business
Total									$ 15,063	$ 14,408	$ 13,189